CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Revenue
Total Revenue	$ 743,155	$ 640,256		$ 478,498
Costs and Expenses
Cost of revenue	37,830	30,404		25,197
Traffic acquisition costs and media buy	432,943	372,601		288,018
Research and development	33,066	34,424		35,348
Selling and marketing	57,991	56,014		53,209
General and administrative	31,799	27,629	[1]	23,179	[1]
Change In Fair Value Of Contingent Consideration	18,694	(3,816)	[1]	(2,246)	[1]
Depreciation and amortization	14,092	13,838		9,897
Total Costs and Expenses	626,415	531,094		432,602
Income from Operations	116,740	109,162		45,896
Financial income (expense), net	20,951	4,502		(581)
Income before Taxes on Income	137,691	113,664		45,315
Taxes on income	20,278	14,439		6,609
Net Income	$ 117,413	$ 99,225		$ 38,706
Net Earnings per Share - Basic:	$ 2.49	$ 2.21		$ 1.13
Net Earnings per Share - Diluted:	$ 2.34	$ 2.06		$ 1.02
Weighted average number of shares - Basic:	47,128,232	44,871,149		34,397,134
Weighted average number of shares - Diluted:	50,073,985	48,071,638		37,829,725
Display Advertising [Member]
Revenue
Total Revenue	$ 398,244	$ 360,690		$ 265,323
Search Advertising [Member]
Revenue
Total Revenue	$ 344,911	$ 279,566		$ 213,175

[1]	Reflects reclassification in the amounts of $3,816 and $2,246 in 2022 and 2021, respectively, that were incurred in connection with an acquisition from general and administrative to change in fair value of contingent consideration.